Federal Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interest
Current tax expense (benefit)	$ (144)	$ 55	$ (91)
Deferred tax (benefit) expense	243	(482)	103
Total tax (benefit) expense	$ 99	$ (427)	$ 12